Income tax expense (Details Narrative) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Tax loss carryforwards	$ 552,000
Excess of presumptive income tax	12,000
Aforementioned tax losses	208
Temporary difference recognize deferred tax	$ 260,000
2017	6.00%
2018	4.00%
Discription of applicable rate	The applicable rate to determine presumptive income increases from 3% to 3.5%, according to the Company's net worth as of December 31 of the previous year.
Income Tax For Equity (CREE) [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Temporary difference recognize deferred tax	$ 164,000
2017	34.00%
2018	33.00%